AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 94.4%
Aerospace & Defense — 1.4%
HEICO Corp. (Class A Stock)	54,805	$7,447,999
Howmet Aerospace, Inc.	102,835	4,357,119
		11,805,118
Automobile Components — 1.0%
Aptiv PLC*	25,950	2,911,330
BorgWarner, Inc.	125,151	6,146,166
		9,057,496
Banks — 0.1%
East West Bancorp, Inc.(a)	16,614	922,077
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	47,242	3,036,243
Constellation Brands, Inc. (Class A Stock)	8,351	1,886,408
		4,922,651
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.*	20,979	4,202,513
Argenx SE (Netherlands), ADR*	3,850	1,434,433
Ascendis Pharma A/S (Denmark), ADR*(a)	34,761	3,727,074
Exact Sciences Corp.*	35,110	2,380,809
Exelixis, Inc.*	87,858	1,705,324
Genmab A/S (Denmark), ADR*(a)	99,957	3,774,376
Legend Biotech Corp., ADR*(a)	53,328	2,571,476
Natera, Inc.*	34,730	1,928,210
Neurocrine Biosciences, Inc.*	18,294	1,851,719
Sarepta Therapeutics, Inc.*	8,515	1,173,623
Seagen, Inc.*	31,172	6,311,395
		31,060,952
Broadline Retail — 0.1%
Etsy, Inc.*	10,441	1,162,397
Building Products — 2.1%
A.O. Smith Corp.	96,032	6,640,613
AZEK Co., Inc. (The)*	36,382	856,432
Carlisle Cos., Inc.	7,200	1,627,704
Trane Technologies PLC	28,834	5,304,879
Trex Co., Inc.*(a)	80,310	3,908,688
		18,338,316
Capital Markets — 5.2%
Ares Management Corp. (Class A Stock)	32,762	2,733,661
FactSet Research Systems, Inc.	8,565	3,555,246
Interactive Brokers Group, Inc. (Class A Stock)	36,045	2,975,875
LPL Financial Holdings, Inc.	14,021	2,837,850
MarketAxess Holdings, Inc.	25,143	9,838,205
Morningstar, Inc.	12,166	2,470,063
MSCI, Inc.	16,015	8,963,435
Nasdaq, Inc.	84,183	4,602,285
S&P Global, Inc.	7,142	2,462,347
TPG, Inc.(a)	65,980	1,935,193
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Tradeweb Markets, Inc. (Class A Stock)	31,573	$2,494,899
		44,869,059
Chemicals — 0.2%
FMC Corp.	13,325	1,627,382
Commercial Services & Supplies — 3.5%
Cintas Corp.	13,747	6,360,462
Copart, Inc.*	191,043	14,368,344
GFL Environmental, Inc. (Canada)(a)	54,900	1,890,756
Waste Connections, Inc.	56,784	7,896,951
		30,516,513
Communications Equipment — 1.0%
Arista Networks, Inc.*	51,120	8,581,003
Construction & Engineering — 1.3%
AECOM	21,221	1,789,355
Quanta Services, Inc.(a)	37,904	6,316,323
Valmont Industries, Inc.	4,787	1,528,393
WillScot Mobile Mini Holdings Corp.*	26,674	1,250,477
		10,884,548
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	16,041	5,695,517
Vulcan Materials Co.	17,298	2,967,645
		8,663,162
Consumer Staples Distribution & Retail — 0.4%
BJ’s Wholesale Club Holdings, Inc.*	25,975	1,975,918
Casey’s General Stores, Inc.	7,600	1,645,096
		3,621,014
Distributors — 1.2%
LKQ Corp.	33,297	1,889,938
Pool Corp.(a)	25,655	8,785,298
		10,675,236
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*	46,400	3,572,336
Electrical Equipment — 1.9%
AMETEK, Inc.	67,107	9,752,660
Generac Holdings, Inc.*(a)	26,237	2,833,859
Hubbell, Inc.	13,614	3,312,422
Rockwell Automation, Inc.	3,076	902,652
		16,801,593
Electronic Equipment, Instruments & Components — 4.3%
Amphenol Corp. (Class A Stock)	41,230	3,369,316
Coherent Corp.*(a)	97,704	3,720,568
Jabil, Inc.	24,095	2,124,215
Keysight Technologies, Inc.*	57,741	9,324,017
Littelfuse, Inc.	16,823	4,510,078
Novanta, Inc.*(a)	20,365	3,239,868
Teledyne Technologies, Inc.*	6,188	2,768,264
Trimble, Inc.*	68,655	3,598,895
A1

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	14,022	$4,458,996
		37,114,217
Energy Equipment & Services — 0.2%
TechnipFMC PLC (United Kingdom)*	122,272	1,669,013
Entertainment — 0.8%
Electronic Arts, Inc.	4,683	564,068
Take-Two Interactive Software, Inc.*(a)	50,004	5,965,477
Warner Music Group Corp. (Class A Stock)	23,919	798,177
		7,327,722
Financial Services — 0.6%
Global Payments, Inc.	13,949	1,467,993
Remitly Global, Inc.*	97,523	1,653,015
WEX, Inc.*	10,370	1,906,939
		5,027,947
Ground Transportation — 0.5%
Canadian Pacific Railway Ltd. (Canada)	3,527	271,367
Knight-Swift Transportation Holdings, Inc.	29,200	1,652,136
Old Dominion Freight Line, Inc.	7,077	2,412,125
		4,335,628
Health Care Equipment & Supplies — 6.3%
Align Technology, Inc.*	6,069	2,027,896
Cooper Cos., Inc. (The)	9,808	3,661,915
Dexcom, Inc.*	114,185	13,266,013
Edwards Lifesciences Corp.*	38,448	3,180,803
Envista Holdings Corp.*(a)	214,446	8,766,552
Hologic, Inc.*	29,114	2,349,500
IDEXX Laboratories, Inc.*	11,739	5,870,439
Insulet Corp.*(a)	11,324	3,611,903
Intuitive Surgical, Inc.*	16,935	4,326,384
Novocure Ltd.*(a)	4,798	288,552
Penumbra, Inc.*(a)	1,900	529,511
ResMed, Inc.	11,610	2,542,474
Shockwave Medical, Inc.*	4,548	986,143
STERIS PLC	17,032	3,257,881
		54,665,966
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*(a)	28,737	2,076,248
Amedisys, Inc.*	16,369	1,203,940
AmerisourceBergen Corp.	24,025	3,846,643
Centene Corp.*	35,887	2,268,417
Chemed Corp.	5,920	3,183,480
Encompass Health Corp.	43,200	2,337,120
Henry Schein, Inc.*	17,495	1,426,542
McKesson Corp.	5,057	1,800,545
		18,142,935
Health Care Technology — 0.4%
Veeva Systems, Inc. (Class A Stock)*	18,542	3,407,834
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.9%
Aramark(a)	44,755	$1,602,229
Booking Holdings, Inc.*	526	1,395,168
Chipotle Mexican Grill, Inc.*	3,788	6,471,003
Domino’s Pizza, Inc.	2,873	947,716
Hilton Worldwide Holdings, Inc.	30,149	4,247,090
Hyatt Hotels Corp. (Class A Stock)*	18,955	2,118,979
Marriott Vacations Worldwide Corp.(a)	14,440	1,947,378
Red Rock Resorts, Inc. (Class A Stock)	30,712	1,368,834
Royal Caribbean Cruises Ltd.*	13,690	893,957
Vail Resorts, Inc.	16,396	3,831,417
		24,823,771
Household Durables — 0.3%
Garmin Ltd.	14,146	1,427,615
Helen of Troy Ltd.*(a)	14,319	1,362,739
		2,790,354
Household Products — 0.2%
Church & Dwight Co., Inc.	17,839	1,577,146
Insurance — 2.0%
Arthur J. Gallagher & Co.	24,280	4,645,007
Brown & Brown, Inc.	31,175	1,790,069
Kinsale Capital Group, Inc.	8,868	2,661,730
Markel Corp.*(a)	480	613,157
Progressive Corp. (The)	22,723	3,250,752
RenaissanceRe Holdings Ltd. (Bermuda)	22,035	4,414,492
		17,375,207
Interactive Media & Services — 1.9%
Bumble, Inc. (Class A Stock)*	11,123	217,455
IAC, Inc.*	23,150	1,194,540
Match Group, Inc.*	18,257	700,886
Pinterest, Inc. (Class A Stock)*	330,362	9,008,972
Shutterstock, Inc.(a)	41,427	3,007,600
ZoomInfo Technologies, Inc.*	93,560	2,311,867
		16,441,320
IT Services — 1.3%
Endava PLC (United Kingdom), ADR*	1,985	133,352
Gartner, Inc.*	23,959	7,805,124
Globant SA*	2,083	341,633
MongoDB, Inc.*(a)	13,503	3,147,819
		11,427,928
Leisure Products — 0.4%
Brunswick Corp.	40,275	3,302,550
Life Sciences Tools & Services — 5.0%
10X Genomics, Inc. (Class A Stock)*	18,971	1,058,392
Agilent Technologies, Inc.	75,571	10,454,492
Bio-Techne Corp.	49,890	3,701,339
Bruker Corp.	26,422	2,083,110
ICON PLC*	22,346	4,772,882
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	59,663	835,879
Mettler-Toledo International, Inc.*	3,031	4,638,067
PerkinElmer, Inc.	14,182	1,889,893

A2

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Repligen Corp.*(a)	36,891	$6,210,969
Waters Corp.*	5,368	1,662,094
West Pharmaceutical Services, Inc.	18,460	6,395,836
		43,702,953
Machinery — 2.4%
IDEX Corp.	27,308	6,308,967
Ingersoll Rand, Inc.	52,646	3,062,944
ITT, Inc.	27,819	2,400,780
Lincoln Electric Holdings, Inc.(a)	15,386	2,601,773
Nordson Corp.	8,720	1,938,107
Toro Co. (The)	21,824	2,425,956
Westinghouse Air Brake Technologies Corp.	19,236	1,943,990
		20,682,517
Media — 1.0%
Trade Desk, Inc. (The) (Class A Stock)*	143,411	8,735,164
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	36,999	1,513,629
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.*	65,377	1,509,555
Cheniere Energy, Inc.	50,382	7,940,203
Chesapeake Energy Corp.	14,998	1,140,448
Diamondback Energy, Inc.	9,485	1,282,087
EOG Resources, Inc.	21,273	2,438,524
Hess Corp.	10,282	1,360,720
Pioneer Natural Resources Co.	9,720	1,985,213
		17,656,750
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC*	10,574	1,547,294
Royalty Pharma PLC (Class A Stock)	106,947	3,853,300
		5,400,594
Professional Services — 4.2%
Clarivate PLC*	186,112	1,747,592
CoStar Group, Inc.*	213,195	14,678,476
Dun & Bradstreet Holdings, Inc.	76,897	902,771
Equifax, Inc.	33,260	6,746,458
ManpowerGroup, Inc.	16,200	1,336,986
TransUnion	17,085	1,061,662
Verisk Analytics, Inc.(a)	36,490	7,000,971
Wolters Kluwer NV (Netherlands)	25,809	3,258,040
		36,732,956
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	14,472	1,418,401
ASM International NV (Netherlands)	5,757	2,336,771
Enphase Energy, Inc.*	7,492	1,575,418
Entegris, Inc.	58,603	4,806,032
Marvell Technology, Inc.	190,499	8,248,607
Microchip Technology, Inc.(a)	115,718	9,694,854
Monolithic Power Systems, Inc.	34,563	17,300,164
Rambus, Inc.*	18,702	958,665
SolarEdge Technologies, Inc.*	7,251	2,203,941
Teradyne, Inc.(a)	80,316	8,634,773
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	28,100	$4,359,153
Wolfspeed, Inc.*(a)	15,024	975,809
		62,512,588
Software — 13.8%
ANSYS, Inc.*	468	155,750
Aspen Technology, Inc.*(a)	9,700	2,220,039
Autodesk, Inc.*	6,048	1,258,952
Bentley Systems, Inc. (Class B Stock)(a)	58,450	2,512,766
Black Knight, Inc.*	32,619	1,877,550
Cadence Design Systems, Inc.*	51,491	10,817,744
Clear Secure, Inc. (Class A Stock)(a)	24,765	648,100
Confluent, Inc. (Class A Stock)*(a)	74,361	1,789,869
Constellation Software, Inc. (Canada)	1,460	2,744,897
Crowdstrike Holdings, Inc. (Class A Stock)*	75,219	10,324,560
CyberArk Software Ltd.*	12,860	1,903,023
DocuSign, Inc.*(a)	86,387	5,036,362
DoubleVerify Holdings, Inc.*(a)	26,761	806,844
Elastic NV*	20,425	1,182,608
EngageSmart, Inc.*	60,748	1,169,399
Five9, Inc.*	15,120	1,093,025
HashiCorp, Inc. (Class A Stock)*(a)	53,908	1,578,965
HubSpot, Inc.*	19,802	8,490,107
Nice Ltd. (Israel), ADR*(a)	25,065	5,737,128
Palo Alto Networks, Inc.*	45,856	9,159,277
Paycom Software, Inc.*	15,837	4,814,606
Paylocity Holding Corp.*	19,506	3,877,403
Procore Technologies, Inc.*	29,766	1,864,245
Samsara, Inc. (Class A Stock)*(a)	55,450	1,093,474
ServiceNow, Inc.*	3,593	1,669,739
Smartsheet, Inc. (Class A Stock)*(a)	34,426	1,645,563
Synopsys, Inc.*	33,801	13,055,636
Tyler Technologies, Inc.*	26,536	9,410,727
Workday, Inc. (Class A Stock)*	25,164	5,197,373
Workiva, Inc.*(a)	33,628	3,443,843
Zoom Video Communications, Inc. (Class A Stock)*(a)	29,783	2,199,177
Zscaler, Inc.*(a)	10,188	1,190,264
		119,969,015
Specialized REITs — 0.7%
Extra Space Storage, Inc.	8,136	1,325,599
SBA Communications Corp.	17,331	4,524,604
		5,850,203
Specialty Retail — 5.5%
AutoZone, Inc.*	1,406	3,456,159
Burlington Stores, Inc.*	15,593	3,151,345
Five Below, Inc.*(a)	17,281	3,559,368
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	59,544	5,848,412
Foot Locker, Inc.(a)	67,305	2,671,335
National Vision Holdings, Inc.*	114,817	2,163,152
O’Reilly Automotive, Inc.*	10,724	9,104,461
Petco Health & Wellness Co., Inc.*(a)	151,711	1,365,399

A3

AST MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	45,028	$4,778,822
Tractor Supply Co.	34,227	8,044,714
Ulta Beauty, Inc.*	5,722	3,122,324
		47,265,491
Textiles, Apparel & Luxury Goods — 1.7%
Levi Strauss & Co. (Class A Stock)(a)	163,889	2,987,696
Lululemon Athletica, Inc.*	21,196	7,719,371
On Holding AG (Switzerland) (Class A Stock)*(a)	123,451	3,830,685
		14,537,752
Trading Companies & Distributors — 0.9%
Air Lease Corp.	45,576	1,794,327
Fastenal Co.	70,116	3,782,057
Watsco, Inc.(a)	5,600	1,781,696
		7,358,080

Total Common Stocks (cost $749,513,799)		818,428,083
Exchange-Traded Funds — 2.9%
iShares Core S&P Mid-Cap ETF	18,810	4,705,510
iShares Russell Mid-Cap Growth ETF	77,969	7,099,077
Vanguard Mid-Cap Growth ETF	48,529	9,457,817
Vanguard Mid-Cap Value ETF	32,916	4,413,048

Total Exchange-Traded Funds (cost $30,793,904)		25,675,452

Total Long-Term Investments (cost $780,307,703)		844,103,535
Short-Term Investments — 16.3%
Affiliated Mutual Fund — 14.0%
PGIM Institutional Money Market Fund (cost $121,365,507; includes $120,879,391 of cash collateral for securities on loan)(b)(we)	121,404,694	121,343,992
	Shares	Value

Unaffiliated Fund — 2.3%
Dreyfus Government Cash Management (Institutional Shares)	19,956,386	$19,956,386
(cost $19,956,386)

Total Short-Term Investments (cost $141,321,893)		141,300,378

TOTAL INVESTMENTS—113.6% (cost $921,629,596)		985,403,913

Liabilities in excess of other assets — (13.6)%		(118,190,819)

Net Assets — 100.0%		$867,213,094

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,332,583; cash collateral of $120,879,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4